Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GOODWILL [Abstract]
Beginning balance	$ 5,565	$ 5,945
Foreign currency translation adjustment	343	(380)
Ending balance	$ 5,908	$ 5,565